John Hancock

200 Berkeley St.

Boston, Massachusetts 02116

(617) 572-0320

Fax: (617) 572-9161

E-mail: pminella@jhancock.com

Paula J. Minella

Assistant Vice President and Senior Counsel

US Insurance Law

September 6, 2019

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company (U.S.A.)

Separate Account A - File No. 811-4834

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account A (“Registrant”) relating to the Majestic Accumulation Variable Universal Life 2019 (“MAVUL 2019”) insurance policies to be offered by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA” or the “Depositor”).

The purpose of this filing is to add the MAVUL 2019 prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain separate 1933 Act file number for the separate account interests offered through the prospectus.

Background of Enclosed Filing

The MAVUL 2019 policy and prospectus are similar to the Majestic Variable Universal Life (“MVULX”) policy and prospectus previously issued by John Hancock USA. The separate account interests under the MVULX policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-151630 and the registration was declared effective on October 8, 2008. There are two principal difference between the two filings:

(i)

MAVUL 2019 allows policy owners to allocate amounts to two indexed accounts that are part of John Hancock USA’s general account. We will credit interest to amounts allocated to the indexed accounts using a formula described in the prospectus that references an external index (the S&P) and indexed account parameters. While the rate we use to calculate the amount of interest we will apply to the indexed accounts will vary, it will never be less than 0.25%.

(ii)	A product name change – from Majestic Variable Universal Life to Majestic Accumulation Variable Universal Life 2019.

Additional Information

In addition to the initial Form N-6 filing we are submitting for MAVUL 2019, we would like to make the staff aware that we have also submitted an initial Form N-6 registration statement for the Registrant relating to the Accumulation Variable Universal Life 2019 (AVUL 2019) insurance policies, which will be offered by the Depositor. The AVUL 2019 policy and prospectus are substantially similar to the MAVUL 2019 policy and prospectus, respectively. The principal difference between the two filings are:

(i)	AVUL 2019 does not offer 4 variable investment accounts advised by M Financial Investment Advisers, Inc.

(ii)	the rates in the Fee Tables

(iii)	AVUL 2019 offers the Critical Illness Benefit Rider

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, updating the table of investment accounts available under the policy, updating the fee table and related footnotes for the fees and expenses of the investment accounts, adding the audited fiscal year end 2018 financial statements for the Registrant and the Depositor and updating the references to these financial statements in the registration statement. Registrant would appreciate receiving any comments the Commission staff may have prior to that time pertaining to the enclosed registration statement.

Request for Selective Review

In view of the similarities between the enclosed MAVUL 2019 and the MVULX prospectus, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/ Paula J. Minella
Paula J. Minella

Enclosure